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[MASSMUTUAL LETTERHEAD APPEARS HERE]




                                                          May 5, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   C.M. Life Insurance Company
      C.M. Variable Life Separate Account I
        (Survivorship Variable Universal Life II Segment)
      File No. 333-88493

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the "Company") and C.M. Life Variable Life Separate Account I - Survivorship Variable Universal Life II (the "Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus contained in post-effective amendment number 1 to the Form S-6 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 26, 2000.


Sincerely,

/s/ Richard M. Howe, Esq.
-------------------------

Richard M. Howe
2nd Vice President & Associate
      General Counsel


RMH/ss